Voya Index Solution 2055 Portfolio Investment Objectives and Goals - Class Z Shares [Member] - Voya Index Solution 2055 Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Voya Index Solution 2055 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.